Litigation (Details) (EDiet Dot Com [Member])	0 Months Ended
Aug. 09, 2012
EDiet Dot Com [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of shares issued for business acquisition	19,077,252
Percent of securities acquired	100.00%